Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Knights of Columbus U.S. All Cap Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III (the “Trust”)

Knights of Columbus U.S. All Cap Index Fund

(the “Fund”)

Supplement dated October 31, 2024 to the Fund’s Summary Prospectus and Prospectus,

each dated March 1, 2024, as supplemented May 7, 2024

This supplement provides new and additional information regarding the Fund beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Important Notice Regarding Change in Investment Policy

On or around December 30, 2024 (the “Effective Date”), the Fund’s 80% investment policy will change as follows:

Current 80% Investment Policy	New 80% Investment Policy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Knights of Columbus U.S. All Cap Index and other instruments with economic characteristics similar to such securities.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Bloomberg U.S. 3000 Catholic Values Index and other instruments with economic characteristics similar to such securities.

In connection with the foregoing changes, the Fund also will make certain changes to its principal investment strategies and benchmark indices on or around the Effective Date. More information about these changes will be available in the Fund’s Summary Prospectus and Prospectus each to be dated as of the Effective Date.

Please retain this supplement for future reference.

KOC-SK-010-0200